ORGANIZATION - Financial information of the consolidated VIEs (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity
Accounts receivable, allowance for doubtful accounts	$ 9,540	¥ 66,416	¥ 69,723